Statements Of Convertible Preferred Stock, Stockholders' Deficit And Members' Equity (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Convertible Preferred Stock
Share issuance costs	$ 60,327
Capital Units [Member]
Share issuance costs		$ 50,068